UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Mid Cap Value
Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 800 Scudders Mill Road,
Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 1.2%	Curtiss-Wright Corp.	54,200	$ 1,999,980
	Spirit Aerosystems Holdings, Inc.
	Class A (a)	60,300	972,639

			2,972,619

Biotechnology - 2.5%	Amylin Pharmaceuticals, Inc. (a)(b)	114,200	1,165,982
	Biogen Idec, Inc. (a)	47,100	2,004,105
	Cephalon, Inc. (a)	14,300	1,025,596
	PDL BioPharma, Inc.	73,100	712,725
	Regeneron Pharmaceuticals, Inc. (a)	61,100	1,179,230

			6,087,638

Capital Markets - 1.8%	Invesco Ltd. (c)	159,600	2,379,636
	Investment Technology Group, Inc. (a)	92,800	1,894,048

			4,273,684

Chemicals - 4.3%	Chemtura Corp.	228,300	394,959
	Cytec Industries, Inc.	67,600	1,914,432
	Hercules, Inc.	342,400	5,755,744
	Lubrizol Corp.	59,800	2,247,284

			10,312,419

Commercial Banks - 2.1%	Cullen/Frost Bankers, Inc.	36,800	2,059,696
	First Horizon National Corp.	6,500	77,410
	First Midwest Bancorp, Inc.	137,200	3,047,212

			5,184,318

Commercial Services & Supplies - 1.5%	Allied Waste Industries, Inc. (a)	280,000	2,917,600
	Cintas Corp.	33,800	801,060

			3,718,660

Communications Equipment - 2.9%	Tellabs, Inc. (a)	1,640,600	6,956,144

Construction & Engineering - 0.7%	URS Corp. (a)	57,200	1,681,108

Containers & Packaging - 0.6%	Smurfit-Stone Container Corp. (a)	1,076,200	1,452,870

Diversified Financial Services - 0.9%	Financial Select Sector SPDR Fund	141,900	2,203,707

Electrical Equipment - 1.8%	Hubbell, Inc. Class B	123,482	4,429,300

Electronic Equipment &	Anixter International, Inc. (a)	47,300	1,589,753
Instruments - 1.7%	Ingram Micro, Inc. Class A (a)	182,600	2,434,058

			4,023,811

Energy Equipment & Services - 3.0%	BJ Services Co.	187,300	2,406,805
	Rowan Cos., Inc.	101,600	1,843,024
	Smith International, Inc.	88,500	3,051,480

			7,301,309

Food Products - 0.6%	Dean Foods Co. (a)	61,800	1,350,948

Health Care Equipment & Supplies - 1.4%	Edwards Lifesciences Corp. (a)	63,400	3,350,056

Health Care Providers & Services - 1.0%	AmerisourceBergen Corp.	75,500	2,360,885

Health Care Technology - 2.8%	Cerner Corp. (a)	131,300	4,888,299
	HLTH Corp. (a)	239,743	1,987,469

			6,875,768

Hotels, Restaurants & Leisure - 1.4%	Darden Restaurants, Inc.	149,400	3,312,198

Household Durables - 5.6%	Centex Corp.	202,500	2,480,625
	Harman International Industries, Inc.	95,700	1,758,009
	KB Home (b)	337,600	5,634,544

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Newell Rubbermaid, Inc.	258,400	$ 3,553,000

			13,426,178

Household Products - 1.9%	Clorox Co.	73,700	4,481,697

IT Services - 1.5%	Convergys Corp. (a)	473,900	3,644,291

Insurance - 2.6%	Conseco, Inc. (a)	1,302,700	2,423,022
	HCC Insurance Holdings, Inc.	10,200	225,012
	MetLife, Inc.	39,400	1,308,868
Reinsurance Group of America, Inc.
	Class A	64,700	2,415,898

			6,372,800

Internet Software & Services - 1.4%	eBay, Inc. (a)	57,800	882,606
	Yahoo! Inc. (a)	198,800	2,548,616

			3,431,222

Leisure Equipment & Products - 1.3%	Mattel, Inc.	210,200	3,157,204

Machinery - 4.6%	Dover Corp.	100,100	3,180,177
	Joy Global, Inc.	128,100	3,712,338
	Parker Hannifin Corp.	86,800	3,365,236
	Timken Co.	55,400	879,752

			11,137,503

Media - 1.5%	Harte-Hanks, Inc.	521,900	3,663,738

Metals & Mining - 0.9%	Commercial Metals Co.	12,500	138,750
	Steel Dynamics, Inc.	166,300	1,982,296

			2,121,046

Multi-Utilities - 10.4%	Alliant Energy Corp.	243,022	7,139,986
	OGE Energy Corp.	354,000	9,664,200
	Wisconsin Energy Corp.	194,300	8,452,050

			25,256,236

Multiline Retail - 1.9%	Saks, Inc. (a)(b)	783,800	4,702,800

Oil, Gas & Consumable Fuels - 3.5%	Cabot Oil & Gas Corp. Class A	65,700	1,844,199
	Newfield Exploration Co. (a)	137,400	3,157,452
	Plains Exploration & Production Co. (a)	125,200	3,530,640

			8,532,291

Pharmaceuticals - 3.9%	King Pharmaceuticals, Inc. (a)	264,400	2,324,076
	Medicis Pharmaceutical Corp. Class A	420,800	6,004,816
	Sepracor, Inc. (a)	81,100	1,080,252

			9,409,144

Real Estate Investment Trusts	Boston Properties, Inc.	25,300	1,793,264
(REITs) - 3.2%	Brandywine Realty Trust	245,800	2,123,712
	Cousins Properties, Inc. (b)	153,500	2,222,680
	Lexington Corporate Properties Trust	195,600	1,570,668

			7,710,324

Road & Rail - 1.1%	J.B. Hunt Transport Services, Inc.	92,800	2,638,304

Semiconductors & Semiconductor	Broadcom Corp. Class A (a)	89,700	1,532,076
Equipment - 1.0%	Microchip Technology, Inc.	31,700	780,771

			2,312,847

Software - 5.1%	Novell, Inc. (a)	1,298,000	6,048,680

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	TIBCO Software, Inc. (a)	1,200,600	$ 6,183,090

			12,231,770

Specialty Retail - 3.0%	The Gap, Inc.	397,100	5,138,474
	RadioShack Corp.	176,000	2,228,160

			7,366,634

Thrifts & Mortgage Finance - 1.7%	People's United Financial, Inc.	240,400	4,207,000

	Total Common Stocks - 88.3%		213,650,471

	Exchange-Traded Funds

	iShares Dow Jones U.S. Real Estate Index
	Fund	35,200	1,493,888
	iShares NASDAQ Biotechnology Index Fund (b)	21,000	1,499,610
	iShares Russell MidCap Growth Index Fund	95,100	3,203,919
	KBW Bank	162,200	4,707,044
	MidCap SPDR® Trust Series 1 (a)	37,400	3,867,160
	SPDR® KBW Regional Banking (a)	75,700	2,490,530
	SPDR® Gold Trust (a)	92,000	6,563,280

	Total Exchange-Traded Funds - 9.9%		23,825,431

	Total Long-Term Investments
	(Cost - $331,334,153) - 98.2%		237,475,902

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC Cash Sweep
	Series, 4.60% (d)(e)	$ 5,528	5,527,996
	BlackRock Liquidity Series, LLC Money
	Market Series, 1.57% (d)(e)(f)	11,813	11,812,800

	Total Short-Term Securities
	(Cost - $17,340,796) - 7.2%		17,340,796

	Total Investments (Cost - $348,674,949*) - 105.4%		254,816,698
	Liabilities in Excess of Other Assets - (5.4)%		(13,009,122)

	Net Assets - 100.0%		$ 241,807,576

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 355,244,860

Gross unrealized appreciation	$ 2,655,564
Gross unrealized depreciation	(103,083,726)

Net unrealized depreciation	$ (100,428,162)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc. Schedule of Investments October 31, 2008 (Unaudited)

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (718)	$ 139,166
BlackRock Liquidity Series, LLC
Money Market Series	$ (28,289)	$ 245,770

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc. Schedule of Investments October 31, 2008 (Unaudited)

Effective February 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 237,475,902
Level 2	17,340,796
Level 3	-

Total	$ 254,816,698

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series,
Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series,
Inc.

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series,
Inc.

Date: December 19, 2008